Form N-CSR Cover	6 Months Ended
Jan. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.
Entity Central Index Key	0000350181
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026